PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 119.4%
Asset-Backed Securities 3.2%
Collateralized Loan Obligations
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.006%(c)	07/15/30	906	$906,119
Battalion CLO Ltd. (Cayman Islands), Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.601(c)	07/18/30	424	423,841
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.511(c)	04/17/31	691	691,405
HPS Loan Management Ltd. (Cayman Islands), Series 13A-18, Class A1R, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	5.386(c)	10/15/30	1,242	1,242,294
Jamestown CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.469(c)	04/20/32	3,386	3,379,124
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.698(c)	01/15/31	572	571,987
Madison Park Funding Ltd. (Cayman Islands), Series 2015-18A, Class ARR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	5.471(c)	10/21/30	1,379	1,379,325
Saratoga Investment Corp. CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R4, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.569(c)	04/20/33	858	857,566
Shackleton CLO Ltd. (Cayman Islands), Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 0.262%)	5.675(c)	08/15/30	175	175,286
TICP CLO Ltd. (Cayman Islands), Series 2017-07A, Class ASR2, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.556(c)	04/15/33	4,750	4,750,000
Voya CLO Ltd. (Cayman Islands), Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.513(c)	04/25/31	316	316,067

Total Asset-Backed Securities (cost $14,667,912)				14,693,014

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 101.1%
Advertising 0.7%
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A	7.500%	06/01/29	600	$491,635
Gtd. Notes, 144A	7.750	04/15/28	150	124,470
Sr. Sec’d. Notes, 144A(aa)	5.125	08/15/27	2,187	2,127,163
Sr. Sec’d. Notes, 144A	9.000	09/15/28	400	414,650
				3,157,918
Aerospace & Defense 2.3%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	350	342,902
Sr. Unsec’d. Notes	5.805	05/01/50	300	281,302
Sr. Unsec’d. Notes	5.930	05/01/60	190	175,998
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(aa)	6.000	02/15/28	1,500	1,486,575
Sr. Unsec’d. Notes, 144A	7.000	06/01/32	290	292,175
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	223	223,000
Sr. Unsec’d. Notes, 144A	7.250	07/01/31	455	465,310
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	1,000	1,030,000
Sr. Unsec’d. Notes, 144A(aa)	7.875	04/15/27	911	909,570
Sr. Unsec’d. Notes, 144A	8.750	11/15/30	940	1,005,744
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	600	576,899
Gtd. Notes(aa)	5.500	11/15/27	1,825	1,817,089
Sr. Sec’d. Notes, 144A	6.000	01/15/33	305	304,336
Sr. Sec’d. Notes, 144A	6.375	03/01/29	1,080	1,101,103
Sr. Sec’d. Notes, 144A	6.625	03/01/32	470	481,449
Sr. Sec’d. Notes, 144A	6.750	08/15/28	235	239,675
				10,733,127
Airlines 1.4%
American Airlines, Inc., Sr. Sec’d. Notes, 144A	7.250	02/15/28	350	345,595
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A(aa)	5.500	04/20/26	383	379,500
Sr. Sec’d. Notes, 144A(aa)	5.750	04/20/29	1,425	1,376,949
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	1,265	1,246,714
Sr. Sec’d. Notes, 144A	4.625	04/15/29	830	779,724

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375%	02/01/30	650	$560,625
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	780	756,600
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	795	775,125
				6,220,832
Apparel 0.5%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	525	483,146
William Carter Co. (The), Gtd. Notes, 144A	5.625	03/15/27	175	170,228
Wolverine World Wide, Inc., Gtd. Notes, 144A(aa)	4.000	08/15/29	1,750	1,457,684
				2,111,058
Auto Manufacturers 0.7%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	538	439,760
Sr. Unsec’d. Notes	4.750	01/15/43	225	168,201
Sr. Unsec’d. Notes	7.400	11/01/46	100	99,577

Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.375	11/13/25	494	487,827
JB Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	8.750	12/15/31	500	503,209
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A(aa)	9.500	10/01/28	1,350	1,302,538
				3,001,112
Auto Parts & Equipment 1.7%
Adient Global Holdings Ltd., Sr. Sec’d. Notes, 144A	7.000	04/15/28	600	603,000
American Axle & Manufacturing, Inc., Gtd. Notes	6.500	04/01/27	256	250,064
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	8.500	05/15/27	1,200	1,204,500
Sr. Sec’d. Notes, 144A	6.750	02/15/30	75	76,031

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)
Dana, Inc.,
Sr. Unsec’d. Notes	4.250%	09/01/30	150	$138,210
Sr. Unsec’d. Notes	4.500	02/15/32	100	89,854
Sr. Unsec’d. Notes	5.375	11/15/27	200	198,862
Sr. Unsec’d. Notes	5.625	06/15/28	600	594,604

Garrett Motion Holdings, Inc./Garrett LX I Sarl, Gtd. Notes, 144A	7.750	05/31/32	710	708,256
Phinia, Inc.,
Gtd. Notes, 144A	6.625	10/15/32	275	269,844
Sr. Sec’d. Notes, 144A	6.750	04/15/29	265	267,990

Tenneco, Inc., Sr. Sec’d. Notes, 144A(aa)	8.000	11/17/28	2,650	2,527,001
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	925	905,377
				7,833,593
Banks 1.5%
Citigroup, Inc.,
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	335	322,462
Jr. Sub. Notes, Series FF	6.950(ff)	02/15/30(oo)	280	275,334
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	1,000	972,683
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A(aa)	6.625	01/15/27	1,725	1,712,858
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	550	548,751
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	75	80,295
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	325	357,614

Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	6.850(ff)	02/10/30(oo)	365	360,861
Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A	4.198(ff)	06/01/32	2,200	1,970,064
Wells Fargo & Co., Jr. Sub. Notes	6.850(ff)	09/15/29(oo)	200	202,876
				6,803,798
Building Materials 2.3%
Builders FirstSource, Inc., Gtd. Notes, 144A	5.000	03/01/30	140	134,447

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750%	08/01/28	650	$563,259
Cornerstone Building Brands, Inc., Gtd. Notes, 144A(aa)	6.125	01/15/29	890	597,246
EMRLD Borrower LP/Emerald Co-Issuer, Inc., Sr. Sec’d. Notes, 144A	6.750	07/15/31	275	280,658
Griffon Corp., Gtd. Notes	5.750	03/01/28	430	424,174
Masterbrand, Inc., Gtd. Notes, 144A	7.000	07/15/32	245	245,557
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Sec’d. Notes, 144A	6.750	04/01/32	183	182,391
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A	5.500	02/01/30	877	789,922
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A(aa)	6.375	03/01/32	1,590	1,600,673
Sr. Unsec’d. Notes, 144A	6.750	03/01/33	545	547,080
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	633	618,118
Sr. Sec’d. Notes, 144A	8.875	11/15/31	555	569,499

Standard Building Solutions, Inc., Sr. Unsec’d. Notes, 144A	6.500	08/15/32	585	592,632
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	350	309,320
Sr. Unsec’d. Notes, 144A(aa)	4.375	07/15/30	1,250	1,164,602
Sr. Unsec’d. Notes, 144A(aa)	4.750	01/15/28	1,400	1,370,743
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	490	486,485
				10,476,806
Chemicals 2.2%
Ashland, Inc., Sr. Unsec’d. Notes(aa)	6.875	05/15/43	2,125	2,207,027
ASP Unifrax Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 5.850% and PIK 1.250% or Cash coupon 7.100%	7.100	09/30/29	346	138,767
Avient Corp., Sr. Unsec’d. Notes, 144A	6.250	11/01/31	165	163,095

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Celanese US Holdings LLC,
Gtd. Notes	6.600%	11/15/28	425	$429,319
Gtd. Notes	6.800	11/15/30	150	149,906

Chemours Co. (The), Gtd. Notes, 144A	8.000	01/15/33	490	441,538
Cornerstone Chemical Co. LLC, Sr. Sec’d. Notes, 144A, Cash coupon 5.000% and PIK 10.000%	15.000	12/06/28	856	813,191
Methanex US Operations, Inc., Gtd. Notes, 144A	6.250	03/15/32	330	312,046
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	625	577,295
Sr. Sec’d. Notes, 144A	7.250	06/15/31	620	621,040
Sr. Sec’d. Notes, 144A(aa)	9.750	11/15/28	1,850	1,933,449
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	1,000	919,985

SK Invictus Intermediate II Sarl, Sr. Sec’d. Notes, 144A	5.000	10/30/29	645	605,242
SNF Group SACA (France), Sr. Unsec’d. Notes, 144A	3.375	03/15/30	450	404,438
Tronox, Inc., Gtd. Notes, 144A	4.625	03/15/29	515	418,393
				10,134,731
Coal 0.1%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29	605	411,400
Commercial Services 5.9%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	334	329,565
Allied Universal Holdco LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/31	1,135	1,159,643
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A(aa)	6.000	06/01/29	1,050	986,562
Sr. Unsec’d. Notes, 144A(aa)	9.750	07/15/27	3,215	3,224,300
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	860	823,450

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, (cont’d.)
Sr. Sec’d. Notes, 144A(aa)	4.625%	06/01/28	1,315	$1,252,538

Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29	525	441,565
AMN Healthcare, Inc.,
Gtd. Notes, 144A(aa)	4.000	04/15/29	1,325	1,188,194
Gtd. Notes, 144A	4.625	10/01/27	680	650,829

Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A(aa)	4.750	04/01/28	1,295	1,205,568
Belron UK Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.750	10/15/29	200	198,868
Boost Newco Borrower LLC, Sr. Sec’d. Notes, 144A	7.500	01/15/31	450	474,554
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29	605	563,678
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.500	07/15/27	441	436,155
Gtd. Notes, 144A	6.625	06/15/29	405	400,064
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	205	171,422
Sr. Sec’d. Notes, 144A	12.625	07/15/29	200	194,577

Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A(aa)	6.500	05/15/29	2,700	2,492,305
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	695	630,027
Service Corp. International, Sr. Unsec’d. Notes(aa)	3.375	08/15/30	1,532	1,374,670
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Gtd. Notes, 144A	6.750	08/15/32	400	405,700
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	575	511,138
Gtd. Notes	4.000	07/15/30	150	139,730
Gtd. Notes	4.875	01/15/28	5,720	5,635,748

Valvoline, Inc., Sr. Unsec’d. Notes, 144A	3.625	06/15/31	525	458,886
Veritiv Operating Co., Sr. Sec’d. Notes, 144A	10.500	11/30/30	395	413,197
VT Topco, Inc., Sr. Sec’d. Notes, 144A	8.500	08/15/30	350	366,249

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

WEX, Inc., Gtd. Notes, 144A	6.500%	03/15/33	265	$257,803
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/15/29	255	258,783
Sr. Sec’d. Notes, 144A	6.625	04/15/30	240	244,699
				26,890,467
Computers 1.1%
Amentum Holdings, Inc., Gtd. Notes, 144A	7.250	08/01/32	355	361,170
Fortress Intermediate 3, Inc., Sr. Sec’d. Notes, 144A	7.500	06/01/31	600	613,958
Gartner, Inc., Gtd. Notes, 144A	3.750	10/01/30	325	299,223
McAfee Corp., Sr. Unsec’d. Notes, 144A(aa)	7.375	02/15/30	2,055	1,775,781
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	725	780,703
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	1,100	1,065,727
Gtd. Notes, 144A	5.125	04/15/29	124	119,426
				5,015,988
Cosmetics/Personal Care 0.1%
Perrigo Finance Unlimited Co., Gtd. Notes	6.125	09/30/32	680	675,199
Distribution/Wholesale 0.6%
H&E Equipment Services, Inc., Gtd. Notes, 144A(aa)	3.875	12/15/28	1,940	1,933,211
RB Global Holdings, Inc. (Canada), Sr. Sec’d. Notes, 144A	6.750	03/15/28	150	152,587
Velocity Vehicle Group LLC, Sr. Unsec’d. Notes, 144A	8.000	06/01/29	190	192,287
Windsor Holdings III LLC, Sr. Sec’d. Notes, 144A	8.500	06/15/30	625	657,630
				2,935,715

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services 5.8%
Azorra Finance Ltd., Gtd. Notes, 144A	7.750%	04/15/30	415	$411,369
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A	9.750	03/15/29	865	910,938
Sub. Notes, 144A	8.375(ff)	06/15/35	575	537,307

Encore Capital Group, Inc., Sr. Sec’d. Notes, 144A	8.500	05/15/30	200	207,505
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	8.375	04/01/32	130	127,090
Sr. Unsec’d. Notes, 144A	9.125	05/15/31	440	445,224
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	275	280,493
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	8.000	02/15/27	425	436,020
Sr. Unsec’d. Notes, 144A	5.875	03/15/30	190	187,099
Sr. Unsec’d. Notes, 144A	8.000	06/15/28	575	601,594
goeasy Ltd. (Canada),
Gtd. Notes, 144A	6.875	05/15/30	620	604,655
Gtd. Notes, 144A	9.250	12/01/28	105	109,725
Sr. Unsec’d. Notes, 144A	7.375	10/01/30	340	334,128
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	265	267,014
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A	6.625	10/15/31	400	391,654
Sr. Unsec’d. Notes, 144A	5.000	08/15/28	325	302,259

LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	475	390,508
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	75	76,878
Sr. Unsec’d. Notes, 144A	6.500	03/26/31	405	414,490
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	950	950,205
Gtd. Notes, 144A(aa)	5.500	08/15/28	2,420	2,403,229
Gtd. Notes, 144A(aa)	6.000	01/15/27	1,725	1,726,796
Gtd. Notes, 144A	6.500	08/01/29	300	305,056
Navient Corp.,
Sr. Unsec’d. Notes	4.875	03/15/28	250	240,199
Sr. Unsec’d. Notes	5.000	03/15/27	150	148,654
Sr. Unsec’d. Notes	6.750	06/15/26	325	327,984
Sr. Unsec’d. Notes	9.375	07/25/30	50	53,154
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	500	462,677

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
OneMain Finance Corp., (cont’d.)
Gtd. Notes	6.625%	05/15/29	300	$301,189
Gtd. Notes	6.750	03/15/32	900	882,580
Gtd. Notes	7.125	03/15/26	3,748	3,782,693
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A(aa)	4.250	02/15/29	1,275	1,191,367
Gtd. Notes, 144A	5.375	10/15/25	800	796,316
Gtd. Notes, 144A	5.750	09/15/31	275	261,968
Gtd. Notes, 144A	6.875	02/15/33	410	409,831
Gtd. Notes, 144A	7.875	12/15/29	75	78,190

PHH Escrow Issuer LLC/PHH Corp., Sr. Unsec’d. Notes, 144A	9.875	11/01/29	610	593,214
PRA Group, Inc., Gtd. Notes, 144A	8.875	01/31/30	775	798,706
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	3.625	03/01/29	375	349,536
Gtd. Notes, 144A	3.875	03/01/31	725	656,032
Gtd. Notes, 144A(aa)	4.000	10/15/33	1,450	1,254,335

SLM Corp., Sr. Unsec’d. Notes(x)	6.500	01/31/30	170	175,131
United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A	5.500	11/15/25	375	373,251
Sr. Unsec’d. Notes, 144A	5.500	04/15/29	50	48,485
Sr. Unsec’d. Notes, 144A	5.750	06/15/27	150	147,974

UWM Holdings LLC, Gtd. Notes, 144A	6.625	02/01/30	590	584,617
				26,339,319
Electric 4.8%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	50	46,153
Sr. Unsec’d. Notes, 144A(aa)	4.625	02/01/29	2,025	1,956,466
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	800	770,025
Sr. Unsec’d. Notes, 144A(aa)	5.125	03/15/28	4,574	4,526,576

Edison International, Jr. Sub. Notes	8.125(ff)	06/15/53	100	95,507

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, Sub. Notes, 144A, Cash coupon 1.000% and PIK 12.000%	13.000%	06/01/28		151	$124,528
NRG Energy, Inc.,
Gtd. Notes(aa)	5.750	01/15/28		2,975	2,983,990
Gtd. Notes, 144A	3.375	02/15/29		150	139,194
Gtd. Notes, 144A	3.625	02/15/31		275	246,977
Gtd. Notes, 144A	3.875	02/15/32		625	559,912
Gtd. Notes, 144A	5.250	06/15/29		650	642,175
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		825	903,149
PG&E Corp.,
Jr. Sub. Notes	7.375(ff)	03/15/55		425	414,171
Sr. Sec’d. Notes	5.000	07/01/28		475	463,580
Vistra Corp.,
Jr. Sub. Notes, 144A(aa)	7.000(ff)	12/15/26(oo)		1,725	1,743,137
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		375	382,666
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		375	371,815
Gtd. Notes, 144A	5.500	09/01/26		525	523,269
Gtd. Notes, 144A	5.625	02/15/27		5,250	5,245,149
					22,138,439
Electrical Components & Equipment 0.6%
Energizer Gamma Acquisition BV, Gtd. Notes	3.500	06/30/29	EUR	100	105,004
Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.375	03/31/29		350	326,823
Gtd. Notes, 144A	4.750	06/15/28		175	168,830

EnerSys, Gtd. Notes, 144A	6.625	01/15/32		160	163,054
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29		360	365,252
Gtd. Notes, 144A	6.375	03/15/33		205	207,698
Gtd. Notes, 144A	6.625	03/15/32		310	316,579
Gtd. Notes, 144A(aa)	7.250	06/15/28		1,055	1,068,756
					2,721,996

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electronics 0.2%
Sensata Technologies BV, Gtd. Notes, 144A	4.000%	04/15/29	400	$367,964
Sensata Technologies, Inc., Gtd. Notes, 144A	3.750	02/15/31	375	327,503
				695,467
Engineering & Construction 0.2%
Brundage-Bone Concrete Pumping Holdings, Inc., Sr. Sec’d. Notes, 144A	7.500	02/01/32	225	219,399
TopBuild Corp.,
Gtd. Notes, 144A	3.625	03/15/29	360	334,548
Gtd. Notes, 144A	4.125	02/15/32	330	296,621
				850,568
Entertainment 2.9%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A(aa)	4.625	10/15/29	2,150	1,987,013
Sr. Sec’d. Notes, 144A	6.500	02/15/32	390	392,146
Sr. Sec’d. Notes, 144A(aa)	7.000	02/15/30	1,475	1,511,374

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	275	275,431
Churchill Downs, Inc., Sr. Unsec’d. Notes, 144A	5.750	04/01/30	1,075	1,051,755
Cinemark USA, Inc., Gtd. Notes, 144A	7.000	08/01/32	140	143,204
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	800	727,638
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	400	363,509

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	1,025	970,634
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.625	01/15/27	2,080	2,049,968
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A	5.875	09/01/31	800	422,236

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., Sr. Sec’d. Notes, 144A	6.625%	02/01/33		810	$800,687
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625	03/01/30		825	787,030
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(aa)	5.125	10/01/29		1,110	1,071,308
Gtd. Notes, 144A	6.250	03/15/33		445	430,564
Gtd. Notes, 144A	7.125	02/15/31		445	459,321
					13,443,818
Environmental Control 1.0%
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28		465	441,485
Gtd. Notes, 144A(aa)	4.375	08/15/29		1,625	1,548,251
Gtd. Notes, 144A	4.750	06/15/29		235	227,609
Sr. Sec’d. Notes, 144A	6.750	01/15/31		380	395,474
Reworld Holding Corp.,
Gtd. Notes	5.000	09/01/30		445	410,093
Gtd. Notes, 144A	4.875	12/01/29		950	887,355

Waste Pro USA, Inc., Sr. Unsec’d. Notes, 144A	7.000	02/01/33		300	306,843
Wrangler Holdco Corp. (Canada), Gtd. Notes, 144A	6.625	04/01/32		220	224,950
					4,442,060
Foods 2.0%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	3.500	03/15/29		1,185	1,106,315
B&G Foods, Inc.,
Gtd. Notes(aa)	5.250	09/15/27		2,950	2,770,000
Sr. Sec’d. Notes, 144A	8.000	09/15/28		325	322,345

Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	825	1,022,426
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		200	187,731

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
Lamb Weston Holdings, Inc., (cont’d.)
Gtd. Notes, 144A	4.375%	01/31/32	500	$458,920

Pilgrim’s Pride Corp., Gtd. Notes	3.500	03/01/32	375	333,008
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	1,175	1,109,747
Gtd. Notes, 144A	6.250	10/15/34	230	228,456
Gtd. Notes, 144A	6.375	03/01/33	230	227,896
Sr. Unsec’d. Notes, 144A(aa)	4.500	09/15/31	1,325	1,205,825
				8,972,669
Forest Products & Paper 0.1%
Magnera Corp., Sr. Sec’d. Notes, 144A	7.250	11/15/31	645	609,704
Gas 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27	415	396,326
Sr. Unsec’d. Notes	5.875	08/20/26	325	321,155
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	7.500	05/01/33	472	484,493
Sr. Sec’d. Notes, 144A	7.750	05/01/35	526	540,138
				1,742,112
Healthcare-Products 1.0%
Medline Borrower LP, Sr. Sec’d. Notes, 144A(aa)	3.875	04/01/29	4,725	4,407,598
Healthcare-Services 3.5%
DaVita, Inc.,
Gtd. Notes, 144A(aa)	3.750	02/15/31	3,300	2,899,902
Gtd. Notes, 144A(aa)	4.625	06/01/30	2,475	2,301,780
Gtd. Notes, 144A	6.875	09/01/32	630	635,779
LifePoint Health, Inc.,
Gtd. Notes, 144A(aa)	5.375	01/15/29	1,650	1,482,641
Sr. Sec’d. Notes, 144A	8.375	02/15/32	305	311,034
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30	1,119	861,769

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
MPH Acquisition Holdings LLC, (cont’d.)
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%	11.500%	12/31/30	584	$544,656

Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	9.375	09/01/29	1,100	1,048,178
Select Medical Corp., Gtd. Notes, 144A	6.250	12/01/32	325	322,731
Tenet Healthcare Corp.,
Sr. Sec’d. Notes(aa)	4.375	01/15/30	3,850	3,650,562
Sr. Unsec’d. Notes(aa)	6.875	11/15/31	2,025	2,079,707
				16,138,739
Holding Companies-Diversified 0.4%
Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	1,700	1,629,425
Home Builders 4.9%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	975	904,200
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	625	573,683
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	1,425	1,386,987
Gtd. Notes(aa)	7.250	10/15/29	1,975	1,919,323
Sr. Unsec’d. Notes, 144A	7.500	03/15/31	515	494,871
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A(aa)	4.875	02/15/30	2,175	1,893,446
Gtd. Notes, 144A	6.250	09/15/27	40	39,221
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	600	533,994

Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	9.750	05/01/29	545	531,757
Forestar Group, Inc.,
Gtd. Notes, 144A(aa)	5.000	03/01/28	1,200	1,165,480
Gtd. Notes, 144A	6.500	03/15/33	845	821,793
KB Home,
Gtd. Notes	4.800	11/15/29	1,000	965,505
Gtd. Notes	6.875	06/15/27	1,225	1,254,875

Landsea Homes Corp., Gtd. Notes, 144A	8.875	04/01/29	845	801,295

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
M/I Homes, Inc.,
Gtd. Notes	3.950%	02/15/30	375	$340,374
Gtd. Notes	4.950	02/01/28	450	439,226
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A(aa)	4.625	03/01/30	1,333	1,220,695
Sr. Unsec’d. Notes, 144A(aa)	5.250	12/15/27	1,075	1,037,375

New Home Co., Inc. (The), Sr. Unsec’d. Notes, 144A	9.250	10/01/29	325	335,593
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	1,043	1,011,271
Sr. Unsec’d. Notes	4.750	04/01/29	475	447,536

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	8.750	02/15/29	610	620,693
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	450	450,396
Gtd. Notes, 144A	5.875	06/15/27	925	930,058
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	755	731,613

Tri Pointe Homes, Inc., Gtd. Notes(aa)	5.700	06/15/28	1,555	1,557,458
				22,408,718
Household Products/Wares 0.4%
ACCO Brands Corp., Gtd. Notes, 144A(aa)	4.250	03/15/29	1,250	1,085,448
Kronos Acquisition Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A	8.250	06/30/31	245	202,027
Sr. Unsec’d. Notes, 144A	10.750	06/30/32	1,145	687,000
				1,974,475
Housewares 1.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	405	368,899
Sr. Unsec’d. Notes	6.625	05/15/32	925	829,843
Sr. Unsec’d. Notes	7.000(cc)	04/01/46	450	347,763
Scotts Miracle-Gro Co. (The),
Gtd. Notes(aa)	4.000	04/01/31	1,500	1,314,379
Gtd. Notes	4.375	02/01/32	1,200	1,049,696

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Housewares (cont’d.)

SWF Holdings I Corp., Sr. Unsec’d. Notes, 144A(aa)	6.500%	10/01/29	1,675	$708,288
				4,618,868
Insurance 1.2%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	7.500	11/06/30	435	444,184
Sr. Unsec’d. Notes, 144A	6.000	08/01/29	375	358,095
Sr. Unsec’d. Notes, 144A(aa)	8.250	02/01/29	1,905	1,950,708
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	375	386,702

AmWINS Group, Inc., Sr. Unsec’d. Notes, 144A	4.875	06/30/29	775	737,953
Ardonagh Finco Ltd. (United Kingdom), Sr. Sec’d. Notes, 144A	7.750	02/15/31	285	289,987
AssuredPartners, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/29	485	484,317
BroadStreet Partners, Inc., Sr. Unsec’d. Notes, 144A	5.875	04/15/29	625	603,533
				5,255,479
Internet 1.2%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A(aa)	3.875	09/15/27	2,325	2,197,125
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	825	764,216

Gen Digital, Inc., Gtd. Notes, 144A	6.250	04/01/33	496	494,825
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	3.500	03/01/29	525	489,673
Gtd. Notes, 144A	5.250	12/01/27	1,165	1,154,938

Snap, Inc., Gtd. Notes, 144A	6.875	03/01/33	560	559,097
				5,659,874
Iron/Steel 1.4%
ATI, Inc., Sr. Unsec’d. Notes	7.250	08/15/30	215	223,753

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel (cont’d.)
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A(aa)	6.625%	01/31/29	1,709	$1,719,711
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.750	04/15/30	800	770,628
Gtd. Notes, 144A	6.875	11/01/29	590	571,717
Gtd. Notes, 144A	7.000	03/15/32	380	357,841
Gtd. Notes, 144A	7.375	05/01/33	735	690,496
Sr. Unsec’d. Notes, 144A	7.500	09/15/31	745	721,753
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	8.125	05/01/27	215	209,115
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	1,050	992,208
Sr. Unsec’d. Notes, 144A, MTN	8.000	11/01/27	85	80,760
				6,337,982
Leisure Time 3.8%
Amer Sports Co. (Finland), Sr. Sec’d. Notes, 144A	6.750	02/16/31	775	783,533
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	4,300	4,270,846
Gtd. Notes, 144A	5.750	03/15/30	900	889,875
Sr. Sec’d. Notes, 144A	4.000	08/01/28	50	47,688

Life Time, Inc., Sr. Sec’d. Notes, 144A	6.000	11/15/31	410	409,096
Lindblad Expeditions Holdings, Inc., Sr. Sec’d. Notes, 144A	9.000	05/15/28	1,175	1,207,956
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	351	349,305
Sr. Sec’d. Notes, 144A	5.875	02/15/27	150	148,883
Sr. Sec’d. Notes, 144A	8.125	01/15/29	600	628,500
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	975	949,699
Sr. Unsec’d. Notes, 144A	6.750	02/01/32	705	685,612
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	460	473,455

NCL Finance Ltd., Gtd. Notes, 144A	6.125	03/15/28	175	173,556
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	625	624,219
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	1,175	1,173,531
Sr. Unsec’d. Notes, 144A	5.625	09/30/31	835	829,259

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time (cont’d.)
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875%	09/15/27	1,700	$1,695,750
Gtd. Notes, 144A	9.125	07/15/31	50	53,313
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	550	553,437

Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	1,450	1,428,250
				17,375,763
Lodging 1.9%
Boyd Gaming Corp., Gtd. Notes, 144A(aa)	4.750	06/15/31	1,350	1,259,429
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	825	730,347
Gtd. Notes, 144A	4.000	05/01/31	225	206,296
Gtd. Notes, 144A	5.875	04/01/29	520	525,616
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	125	123,944
Gtd. Notes	4.750	10/15/28	225	216,820
Gtd. Notes(aa)	5.500	04/15/27	1,136	1,132,921
Gtd. Notes	6.125	09/15/29	485	483,149
Gtd. Notes(aa)	6.500	04/15/32	2,140	2,109,092
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	10/01/27	350	338,625
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	1,400	1,332,716
				8,458,955
Machinery-Construction & Mining 0.2%
Terex Corp.,
Gtd. Notes, 144A	5.000	05/15/29	725	693,434
Gtd. Notes, 144A	6.250	10/15/32	455	435,564
				1,128,998
Machinery-Diversified 0.8%
Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	635	677,002
Sr. Sec’d. Notes, 144A	7.500	01/01/30	925	961,364

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Diversified (cont’d.)

GrafTech Finance, Inc., Sec’d. Notes, 144A	4.625%	12/23/29	975	$582,396
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	885	873,992
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A	5.250	07/15/27	425	416,766
				3,511,520
Media 5.7%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	100	88,889
Sr. Unsec’d. Notes, 144A(aa)	4.250	02/01/31	1,635	1,478,123
Sr. Unsec’d. Notes, 144A	4.250	01/15/34	500	420,719
Sr. Unsec’d. Notes, 144A(aa)	4.750	03/01/30	850	803,216
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	1,000	975,510
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	75	73,944
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	1,450	1,448,422
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	1,175	784,850
Gtd. Notes, 144A	4.125	12/01/30	775	530,915
Gtd. Notes, 144A	5.375	02/01/28	200	174,754
Gtd. Notes, 144A	5.500	04/15/27	425	395,049
Gtd. Notes, 144A	6.500	02/01/29	1,200	981,027
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	1,575	728,592
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	1,750	877,491
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	1,290	804,265
Gtd. Notes	7.375	07/01/28	965	652,073
Gtd. Notes	7.750	07/01/26	5,015	4,369,158

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	1,200	1,260,713
iHeartCommunications, Inc., Sr. Sec’d. Notes, 144A	7.750	08/15/30	625	450,753
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A(x)	4.500	09/15/26	610	527,324
Sr. Unsec’d. Notes, 144A(x)	6.500	09/15/28	1,805	1,171,625

Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A	8.125	02/15/33	910	901,707

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	4.500%	05/01/29	300	$257,570
Sr. Sec’d. Notes, 144A(aa)	6.625	06/01/27	2,135	2,067,177
Sr. Sec’d. Notes, 144A	8.000	08/15/28	780	758,441
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	4.500	08/15/30	400	358,400
Sr. Sec’d. Notes, 144A(aa)	5.500	05/15/29	1,400	1,344,546

VZ Secured Financing BV (Netherlands), Sr. Sec’d. Notes, 144A(aa)	5.000	01/15/32	1,400	1,221,710
				25,906,963
Metal Fabricate/Hardware 0.1%
Roller Bearing Co. of America, Inc., Sr. Unsec’d. Notes, 144A	4.375	10/15/29	525	498,441
Mining 2.1%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000	10/01/30	275	284,498
Unsec’d. Notes, 144A	11.500	10/01/31	575	631,341

Capstone Copper Corp. (Canada), Gtd. Notes, 144A	6.750	03/31/33	300	294,900
Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A	6.250	09/01/29	900	889,443
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27	624	615,420
Gtd. Notes, 144A	8.000	03/01/33	755	748,394
Gtd. Notes, 144A	8.625	06/01/31	500	507,344
Sec’d. Notes, 144A	9.375	03/01/29	610	641,262

Hecla Mining Co., Gtd. Notes(aa)	7.250	02/15/28	700	701,642
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	1,160	1,137,531
Gtd. Notes, 144A	6.125	04/01/29	910	902,037

New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.875	04/01/32	195	199,388
Novelis Corp.,
Gtd. Notes, 144A	3.875	08/15/31	395	340,844
Gtd. Notes, 144A	4.750	01/30/30	900	835,835
Gtd. Notes, 144A	6.875	01/30/30	430	436,271

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)

Taseko Mines Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.250%	05/01/30	205	$206,956
				9,373,106
Miscellaneous Manufacturing 0.5%
Amsted Industries, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	4.625	05/15/30	785	741,453
Sr. Unsec’d. Notes, 144A	6.375	03/15/33	200	201,263
Axon Enterprise, Inc.,
Sr. Unsec’d. Notes, 144A	6.125	03/15/30	410	418,188
Sr. Unsec’d. Notes, 144A	6.250	03/15/33	335	341,852

Trinity Industries, Inc., Gtd. Notes, 144A	7.750	07/15/28	750	773,086
				2,475,842
Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	3.250	02/15/29	465	433,231
Zebra Technologies Corp., Gtd. Notes, 144A	6.500	06/01/32	235	236,193
				669,424
Oil & Gas 6.8%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	7.500	10/01/29	430	431,724
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)	5,325	6,656
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	687	805,262
Sr. Unsec’d. Notes, 144A	6.625	10/15/32	365	360,374
Sr. Unsec’d. Notes, 144A(aa)	8.250	12/31/28	1,917	1,936,378
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	1,030	1,011,911
Gtd. Notes, 144A	8.625	11/01/30	480	463,669

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

CNX Resources Corp., Gtd. Notes, 144A	7.250%	03/01/32	395	$394,929
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	675	611,638
Gtd. Notes, 144A	6.750	03/01/29	975	930,719
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.375	01/15/33	385	338,387
Gtd. Notes, 144A	7.625	04/01/32	620	563,416
Gtd. Notes, 144A	9.250	02/15/28	925	934,914

CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.000	05/01/29	326	331,231
Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A	8.500	10/01/30	300	287,250
EQT Corp.,
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	125	127,054
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	680	731,033
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32	445	417,711
Gtd. Notes(aa)	5.375	03/15/30	420	416,890
Gtd. Notes, 144A	5.875	02/01/29	230	229,391
Gtd. Notes, 144A	6.750	04/15/29	95	95,868
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	275	257,132
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	585	534,589
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	625	560,760
Sr. Unsec’d. Notes, 144A(aa)	6.250	11/01/28	1,723	1,669,515
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	645	561,863
Sr. Unsec’d. Notes, 144A	7.250	02/15/35	455	397,188
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	218	207,511

Matador Resources Co., Gtd. Notes, 144A	6.500	04/15/32	635	611,392
MEG Energy Corp. (Canada), Gtd. Notes, 144A	5.875	02/01/29	225	215,437
Nabors Industries Ltd., Gtd. Notes, 144A	7.500	01/15/28	755	598,337
Nabors Industries, Inc.,
Gtd. Notes, 144A	7.375	05/15/27	270	254,614
Gtd. Notes, 144A	8.875	08/15/31	510	345,713
Gtd. Notes, 144A	9.125	01/31/30	1,230	1,116,120

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.030%(c)	09/30/29	189	$186,351
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.030(c)	09/30/29	227	223,622

Noble Finance II LLC, Gtd. Notes, 144A	8.000	04/15/30	760	723,341
Parkland Corp. (Canada),
Gtd. Notes, 144A	4.500	10/01/29	800	756,000
Gtd. Notes, 144A(aa)	4.625	05/01/30	1,325	1,245,500
Sr. Unsec’d. Notes, 144A	6.625	08/15/32	275	273,581
Permian Resources Operating LLC,
Gtd. Notes, 144A	6.250	02/01/33	370	361,585
Gtd. Notes, 144A	7.000	01/15/32	520	524,045
Gtd. Notes, 144A	8.000	04/15/27	700	711,920
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875	01/15/29	348	324,510
Gtd. Notes, 144A(aa)	7.125	01/15/26	646	644,204

Range Resources Corp., Gtd. Notes, 144A	4.750	02/15/30	575	543,682
SM Energy Co., Sr. Unsec’d. Notes, 144A	6.750	08/01/29	300	280,434
Sunoco LP,
Gtd. Notes, 144A	6.250	07/01/33	315	314,681
Gtd. Notes, 144A	7.000	05/01/29	460	472,938
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes(aa)	4.500	05/15/29	1,455	1,379,184
Gtd. Notes	4.500	04/30/30	750	705,899
Gtd. Notes	5.875	03/15/28	75	74,624
Transocean, Inc.,
Gtd. Notes, 144A	8.000	02/01/27	86	79,819
Gtd. Notes, 144A	8.250	05/15/29	1,675	1,350,033
Gtd. Notes, 144A	8.500	05/15/31	340	263,500
Sr. Sec’d. Notes, 144A	8.750	02/15/30	188	185,180

Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30	425	396,805
Vital Energy, Inc., Gtd. Notes	9.750	10/15/30	225	188,958
				30,966,972

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Packaging & Containers 2.5%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500%	06/30/27		1,312	$27,101
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes	2.125	08/15/26	EUR	700	699,838
Sr. Sec’d. Notes, 144A	4.125	08/15/26		400	352,000
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		535	551,167
Sr. Sec’d. Notes, 144A	6.750	04/15/32		775	792,838
Sr. Sec’d. Notes, 144A	6.875	01/15/30		50	51,075

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28		395	385,876
Graphic Packaging International LLC, Gtd. Notes, 144A	3.500	03/01/29		575	534,225
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28		1,059	1,049,490
Iris Holding, Inc., Sr. Unsec’d. Notes, 144A	10.000	12/15/28		545	481,235
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28		425	351,413
Sr. Sec’d. Notes, 144A	8.625	10/01/31		635	518,985
Sr. Sec’d. Notes, 144A	9.500	11/01/28		200	174,396
Sr. Unsec’d. Notes, 144A	8.250	11/01/29		260	176,100
Sr. Unsec’d. Notes, 144A	10.500	07/15/27		990	888,641

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875	04/15/27		1,417	1,419,752
OI European Group BV, Gtd. Notes, 144A	4.750	02/15/30		325	300,891
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625	05/13/27		230	229,641
Gtd. Notes, 144A	7.250	05/15/31		400	396,774

Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28		150	150,971

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)

Trident TPI Holdings, Inc., Gtd. Notes, 144A(aa)	12.750%	12/31/28	1,640	$1,717,943
TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29	325	302,546
				11,552,898
Pharmaceuticals 1.9%
1261229 BC Ltd., Sr. Sec’d. Notes, 144A	10.000	04/15/32	865	845,537
AdaptHealth LLC,
Gtd. Notes, 144A(aa)	4.625	08/01/29	1,475	1,319,898
Gtd. Notes, 144A	5.125	03/01/30	725	649,573
Gtd. Notes, 144A	6.125	08/01/28	595	577,470
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	475	362,188
Gtd. Notes, 144A	5.000	02/15/29	250	157,500
Gtd. Notes, 144A	5.250	01/30/30	500	291,250
Gtd. Notes, 144A	5.250	02/15/31	2,635	1,422,900
Gtd. Notes, 144A	6.250	02/15/29	25	16,375
Gtd. Notes, 144A	7.000	01/15/28	250	204,375
Sr. Sec’d. Notes, 144A	4.875	06/01/28	1,350	1,096,402
Sr. Sec’d. Notes, 144A	11.000	09/30/28	250	235,100

Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125	04/30/31	1,600	1,342,267
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29	279	276,705
				8,797,540
Pipelines 4.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	325	317,321
Gtd. Notes, 144A(aa)	5.750	01/15/28	2,425	2,409,386
Gtd. Notes, 144A	6.625	02/01/32	170	171,692
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	130	132,402
Sr. Unsec’d. Notes, 144A	7.250	07/15/32	245	251,219

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Energy Transfer LP, Jr. Sub. Notes, Series G(aa)	7.125%(ff)	05/15/30(oo)	1,075	$1,062,278
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	375	372,345
Gtd. Notes	7.000	08/01/27	650	645,544
Gtd. Notes, 144A	8.250	01/15/32	375	381,819
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A	7.375	07/15/32	150	153,556
Sr. Unsec’d. Notes, 144A	8.875	07/15/28	250	260,089
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	670	627,678
Sr. Unsec’d. Notes, 144A	6.750	03/15/33	315	320,557
Sr. Unsec’d. Notes, 144A(aa)	6.875	04/15/40	2,015	1,901,669
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A(aa)	5.500	01/15/28	1,829	1,781,834
Gtd. Notes, 144A	6.000	12/31/30	365	340,012
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	435	433,471
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	985	903,539
Sr. Sec’d. Notes, 144A	4.125	08/15/31	285	256,339
Sr. Sec’d. Notes, 144A	6.250	01/15/30	300	300,662
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A(aa)	9.000(ff)	09/30/29(oo)	1,860	1,594,178
Sr. Sec’d. Notes, 144A	7.000	01/15/30	505	475,824
Sr. Sec’d. Notes, 144A(aa)	9.500	02/01/29	2,400	2,486,804
Sr. Sec’d. Notes, 144A(aa)	9.875	02/01/32	1,885	1,917,005
				19,497,223
Real Estate 1.2%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	10.500(cc)	01/15/28	1,112	1,132,250
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	7.750	09/01/30	250	262,896
Howard Hughes Corp. (The),
Gtd. Notes, 144A(aa)	4.125	02/01/29	1,350	1,237,170
Gtd. Notes, 144A	4.375	02/01/31	875	776,029
Gtd. Notes, 144A	5.375	08/01/28	665	641,455

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate (cont’d.)

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A(aa)	5.250%	04/15/29	1,475	$1,400,129
				5,449,929
Real Estate Investment Trusts (REITs) 2.4%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	861	667,188
Sr. Unsec’d. Notes(aa)	4.750	02/15/28	850	760,540
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes(aa)	3.500	03/15/31	1,750	1,166,192
Sr. Sec’d. Notes, 144A	8.500	02/15/32	225	229,140

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Gtd. Notes, 144A	7.000	02/01/30	725	724,877
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	4.500	02/15/29	675	646,112
Gtd. Notes, 144A	6.500	04/01/32	565	563,517

SBA Communications Corp., Sr. Unsec’d. Notes	3.125	02/01/29	350	324,193
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	01/15/27	275	269,552
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	250	247,794
Sr. Unsec’d. Notes, 144A	6.500	07/01/30	275	277,333
Sr. Unsec’d. Notes, 144A	6.500	10/15/30	300	302,609
Sr. Unsec’d. Notes, 144A	7.250	04/01/29	470	487,808
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A	6.500	02/15/29	875	800,022
Sr. Sec’d. Notes, 144A	4.750	04/15/28	300	287,023
Sr. Sec’d. Notes, 144A(aa)	10.500	02/15/28	2,306	2,448,978

VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A(aa)	4.625	12/01/29	825	801,986
				11,004,864
Retail 5.8%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A(aa)	4.000	10/15/30	3,425	3,108,187
Sr. Sec’d. Notes, 144A	3.875	01/15/28	338	324,058

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

Arko Corp., Gtd. Notes, 144A	5.125%	11/15/29	975	$780,046
BCPE Ulysses Intermediate, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27	615	596,700
Beacon Roofing Supply, Inc., Sr. Sec’d. Notes, 144A	6.750	04/30/32	345	345,917
Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30	800	841,166
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	9.000	12/01/28	1,445	1,484,815
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%(aa)	9.000	06/01/30	2,064	2,186,523
Sr. Sec’d. Notes, 144A, PIK 14.000%	9.000	06/01/31	2,216	2,498,376

eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	12.000	11/30/28	475	522,291
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes, 144A(aa)	6.750	01/15/30	2,475	2,161,942
Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000	03/01/29	680	572,157
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	1,100	997,063
Gtd. Notes, 144A	3.875	10/01/31	600	519,390

LBM Acquisition LLC, Gtd. Notes, 144A(aa)	6.250	01/15/29	1,550	1,358,144
LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A(aa)	4.875	05/01/29	1,125	1,063,618
Lithia Motors, Inc., Sr. Unsec’d. Notes, 144A	3.875	06/01/29	625	580,301
Park River Holdings, Inc.,
Gtd. Notes, 144A(aa)	5.625	02/01/29	1,565	1,226,868
Sr. Unsec’d. Notes, 144A	6.750	08/01/29	200	158,577
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29	75	71,421
Gtd. Notes, 144A	6.375	11/01/32	525	510,468

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(aa)	6.750	03/01/32	1,470	1,482,484

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875%	03/01/27	610	$606,106
Sr. Unsec’d. Notes, 144A	5.000	06/01/31	1,275	1,165,368

Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A	4.500	03/15/29	790	737,252
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	775	753,118
				26,652,356
Semiconductors 0.0%
Entegris, Inc., Sr. Sec’d. Notes, 144A	4.750	04/15/29	175	170,500
Software 0.5%
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A	4.875	07/01/29	650	591,524
Sr. Sec’d. Notes, 144A	3.875	07/01/28	1,075	1,015,157

SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27	500	497,924
				2,104,605
Telecommunications 6.1%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	5.000	01/15/28	875	665,604
Sr. Sec’d. Notes, 144A(aa)	5.750	08/15/29	2,275	1,666,437
Sr. Sec’d. Notes, 144A	9.625	07/15/27	700	602,000

Connect Finco Sarl/Connect US Finco LLC (United Kingdom), Sr. Sec’d. Notes, 144A	9.000	09/15/29	925	864,875
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A^	0.000	12/31/30	513	1
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30	34	—

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%	10.942	05/25/27	1,272	1,271,527

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500%	10.500%	11/25/28	1,227	$1,133,022
EchoStar Corp.,
Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 6.750%	6.750	11/30/30	150	139,529
Sr. Sec’d. Notes(aa)	10.750	11/30/29	2,000	2,114,388
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29	1,050	1,050,724
Sec’d. Notes, 144A	6.000	01/15/30	825	829,041
Sec’d. Notes, 144A	6.750	05/01/29	425	427,001
Sr. Sec’d. Notes, 144A(aa)	5.000	05/01/28	2,850	2,822,247
Sr. Sec’d. Notes, 144A	5.875	10/15/27	425	424,598
Sr. Sec’d. Notes, 144A	8.750	05/15/30	400	418,651
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	7.000	10/15/28	875	884,844
Sr. Sec’d. Notes, 144A	7.000	04/15/32	600	601,500
Sr. Sec’d. Notes, 144A	8.500	04/15/31	335	353,378

Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500	03/15/30	1,140	1,120,506
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.625	01/15/29	300	233,417
Gtd. Notes, 144A	3.750	07/15/29	100	76,052
Sec’d. Notes, 144A	3.875	10/15/30	125	98,716
Sec’d. Notes, 144A	4.000	04/15/31	275	214,399
Sec’d. Notes, 144A(aa)	4.500	04/01/30	1,780	1,482,227
Sr. Sec’d. Notes, 144A	10.500	04/15/29	75	83,168
Sr. Sec’d. Notes, 144A	10.500	05/15/30	456	494,062
Sr. Sec’d. Notes, 144A(aa)	11.000	11/15/29	2,808	3,141,717

Lumen Technologies, Inc., Sr. Sec’d. Notes, 144A	10.000	10/15/32	175	174,609
Sable International Finance Ltd. (Panama), Sr. Sec’d. Notes, 144A	7.125	10/15/32	650	638,658
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32	706	847,661
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	09/15/25	575	575,000
Sr. Unsec’d. Notes, 144A	7.500	05/30/31	700	533,721

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	8.250%	10/01/31	1,225	$1,256,044
Zegona Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.625	07/15/29	475	505,994
				27,745,318
Transportation 0.3%
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27	420	430,405
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30	600	538,043
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31	150	153,605
Gtd. Notes, 144A	7.125	02/01/32	205	209,779
				1,331,832

Total Corporate Bonds (cost $481,261,774)				461,462,103
Floating Rate and Other Loans 7.3%
Airlines 0.0%
Vista Management Holding, Inc., Initial Term Loan, 3 Month SOFR + 3.750%	8.048(c)	04/01/31	125	124,375
Auto Parts & Equipment 0.6%
Clarios Global LP, Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	7.072(c)	01/28/32	725	711,180
First Brands Group LLC, Second Lien 2021 Term Loan, 3 Month SOFR + 8.762%	13.041(c)	03/30/28	1,663	1,396,920
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	9.172(c)	11/17/28	792	745,025
Term B Loan, 3 Month SOFR + 5.100%	9.411(c)	11/17/28	125	118,081
				2,971,206

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Building Materials 0.2%
Eco Material Technologies, Inc., Initial Term Loan, 6 Month SOFR + 3.250%^	7.467%(c)	02/12/32	441	$441,000
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1 Month SOFR + 2.250%	6.572(c)	02/10/32	325	318,246
				759,246
Chemicals 0.8%
Consolidated Energy Finance SA (Switzerland), 2024 Incremental Term Loan, 3 Month SOFR + 4.500%	8.813(c)	11/15/30	956	874,567
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	9.130(c)	06/28/28	444	417,115
TPC Group, Inc., Initial Term Loan, 6 Month SOFR + 5.750%	9.952(c)	12/16/31	600	567,000
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 10.000%^	14.261(c)	12/31/25	523	496,617
Term Loan	—(p)	10/12/28	745	614,860

Venator Materials LLC, First-Out B Term Loan, 3 Month SOFR + 10.000%^	15.299(c)	07/16/26	526	499,339
				3,469,498
Commercial Services 0.2%
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%	8.030(c)	12/31/30	490	482,102
Second Out Term Loan, 3 Month SOFR + 4.862%^	9.141(c)	12/31/30	320	264,595
				746,697
Computers 0.5%
McAfee Corp., Refinancing Tranche B-1, 1 Month SOFR + 3.000%	7.319(c)	03/01/29	1,566	1,461,187
NCR Atleos Corp., Term B Loan, 3 Month SOFR + 3.750%	8.030(c)	04/16/29	469	467,133
NCR Atleos LLC, Term A Loan, 1 Month SOFR + 2.500%^	6.781(c)	10/16/28	208	207,283
				2,135,603

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Electric 0.0%
Heritage Power LLC, Term Loan, 3 Month SOFR + 5.500%	9.799%(c)	07/20/28	227	$221,571
Electronics 0.1%
Likewize Corp., Closing Date Term Loan, 3 Month SOFR + 5.750%	10.027(c)	08/15/29	420	404,998
Environmental Control 0.1%
GFL Environmental, Inc., Initial Term Loan, 3 Month SOFR + 2.500%	6.819(c)	03/03/32	300	295,500
Forest Products & Paper 0.0%
Magnera Corp., New Term Loan, 3 Month SOFR + 4.250%	8.563(c)	11/04/31	274	262,197
Healthcare-Services 0.0%
LifePoint Health, Inc., Term B Loan, 3 Month SOFR + 3.750%	8.006(c)	05/16/31	100	97,680
Holding Companies-Diversified 0.1%
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	8.780(c)	12/19/30	479	430,321
Household Products/Wares 0.1%
Kronos Acquisition Holdings, Inc. (Canada), Initial Loan 2024, 3 Month SOFR + 4.000%	8.299(c)	07/08/31	522	418,988
Housewares 0.1%
SWF Holdings I Corp.,
Tranche A-1 Term Loan, 1 Month SOFR + 4.500%	8.822(c)	12/18/29	107	106,607
Tranche A-2, 1 Month SOFR + 4.114%	8.436(c)	10/06/28	331	273,194
				379,801
Insurance 0.8%
Acrisure LLC, 2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	7.322(c)	11/06/30	967	959,801

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Insurance (cont’d.)
Assured Partners, Inc., 2024 Term Loan, 1 Month SOFR + 4.327%	7.822%(c)	02/14/31		250	$249,922
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%	9.686(c)	01/20/29		1,230	1,125,450
New B-08 Term Loan, 1 Month SOFR + 3.364%	7.686(c)	12/23/26		1,275	1,264,109
New B-12 Term Loan, 1 Month SOFR + 4.250%	8.572(c)	09/19/30		199	189,846
					3,789,128
Internet 0.1%
Cablevision Lightpath LLC, 2025 Refinancing Term Loan, 1 Month SOFR + 3.000%	7.322(c)	11/30/27		25	24,666
Diamond Sports Net LLC, First Lien Exit Term Loan	15.000	01/02/28		428	383,045
					407,711
Investment Companies 0.2%
Hurricane CleanCo Ltd. (United Kingdom), Facility A, 3 Month LIBOR + 6.250% (Cap N/A, Floor 0.000%)^	6.250(c)	10/31/29		800	1,098,373
Leisure Time 0.2%
International Park Holdings BV (Netherlands), 2025 Facility B, 6 Month EURIBOR + 5.500%^	8.099(c)	01/30/32	EUR	900	993,144
Machinery-Diversified 0.0%
Graftech Global Enterprises, Inc., Initial Term Loan, 3 Month SOFR + 6.000%	10.303(c)	12/21/29		253	248,987
Media 1.3%
Altice Financing SA (Luxembourg), 2022 Dollar Loan, 3 Month SOFR + 5.000%	9.256(c)	10/31/27		425	340,367
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.822(c)	01/18/28		3,104	3,017,458
iHeartCommunications, Inc., Refinanced Term B Loan, 1 Month SOFR + 4.325%	5.775(c)	05/01/29		299	229,824

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Media (cont’d.)
Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	7.686%(c)	09/25/26	2,613	$2,253,734
Virgin Media Bristol LLC, Facility Q Advance, 1 Month SOFR + 3.364%	7.686(c)	01/31/29	150	147,750
				5,989,133
Metal Fabricate/Hardware 0.5%
Doncasters US Finance LLC (United Kingdom),
Initial Term Loan, 3 Month SOFR + 6.500%^	10.799(c)	04/23/30	2,204	2,176,006
Term Loan	—(p)	04/01/30	120	118,650
				2,294,656
Oil & Gas 0.1%
Hilcorp Energy I LP, Term B Loan, 1 Month SOFR + 2.000%	6.321(c)	02/11/30	300	297,000
Retail 0.2%
Foundation Building Materials, Inc., Term Loan	—(p)	01/29/31	100	92,250
Great Outdoors Group LLC, Term B-3 Loan, 1 Month SOFR + 3.250%	7.572(c)	01/23/32	829	808,720
				900,970
Software 0.3%
AthenaHealth Group, Inc., Initial Term Loan, 1 Month SOFR + 3.000%	7.322(c)	02/15/29	286	283,196
BMC Software, Inc., 2031 Replacement Dollar Term Loan, 1 Month SOFR + 3.000%	7.322(c)	07/30/31	150	146,812
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	9.685(c)	07/14/28	957	815,574
				1,245,582

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Telecommunications 0.8%
Connect Finco Sarl (United Kingdom), Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	8.822%(c)	09/27/29	1,039	$929,259
Digicel International Finance Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 7.500%	11.780(c)	05/25/27	181	177,294
Level 3 Financing, Inc., Term B-3 Loan	—(p)	03/27/32	350	348,797
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.350%	6.786(c)	04/15/29	499	475,666
Term B-2 Loan, 1 Month SOFR + 2.464%	6.786(c)	04/15/30	287	272,576
MLN US HoldCo LLC,
3L Term B Loan, PRIME + 10.250%^	17.750(c)	10/18/27(d)	4	10
Initial Term Loan, 3 Month SOFR + 6.540%^	14.940(c)	10/18/27(d)	25	25
Initial Term Loan (Second Out (First Lien Roll-Up)), PRIME + 7.700%^	15.200(c)	10/18/27(d)	57	142

Viasat, Inc., Initial Term Loan, 1 Month SOFR + 4.614%	8.943(c)	05/30/30	449	408,090
Xplore, Inc.,
Initial Term Loan, 1 Month SOFR + 5.114%	9.436(c)	10/24/29	236	224,118
Second Out Term Loan, 1 Month SOFR + 1.614%	6.000(c)	10/24/31	923	709,507
				3,545,484

Total Floating Rate and Other Loans (cost $34,679,887)				33,527,849
U.S. Treasury Obligations 1.3%
U.S. Treasury Notes(k)	3.750	08/31/26	2,245	2,244,035
U.S. Treasury Notes(k)	4.125	10/31/26	1,200	1,206,938
U.S. Treasury Notes(h)(k)	4.250	11/30/26	2,000	2,016,719
U.S. Treasury Notes(h)(k)	4.250	12/31/26	550	555,027

Total U.S. Treasury Obligations (cost $5,998,012)				6,022,719

Shares
Affiliated Exchange-Traded Fund 3.4%
PGIM AAA CLO ETF (cost $15,491,807)(wa)	303,020	15,511,594

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks 2.4%
Chemicals 0.5%
Cornerstone Chemical Co.*^	43,850	$337,645
TPC Group, Inc.*^	67,793	1,355,860
Venator Materials PLC*^(x)	2,297	574,250
		2,267,755
Diversified Telecommunication Services 0.0%
Stonepeak Falcon Holdings, Inc. (Canada), CVR^	4,138	1
Electric Utilities 0.1%
GenOn Energy Holdings, Inc. (Class A Stock)*^(x)	9,187	275,610
Keycon Power Holdings LLC*^	12,469	195,389
		470,999
Gas Utilities 0.3%
Ferrellgas Partners LP (Class B Stock)*(x)	9,477	1,546,768
Interactive Media & Services 0.2%
Diamond Sports Group LLC*	64,608	923,894
Oil, Gas & Consumable Fuels 0.5%
Expand Energy Corp.	4,221	438,562
Heritage Power LLC*(x)	30,465	1,515,634
Heritage Power LLC*(x)	1,340	66,665
Heritage Power LLC*^(x)	35,061	17,530
		2,038,391
Wireless Telecommunication Services 0.8%
Digicel International Finance Ltd. (Jamaica)*	276,054	1,932,378
Intelsat Emergence SA (Luxembourg)*	38,819	1,557,612
Stonepeak Falcon Holdings, Inc. (Canada)*	79,554	211,413
		3,701,403

Total Common Stocks (cost $10,236,507)		10,949,211

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Preferred Stocks 0.7%
Diversified Telecommunication Services 0.0%
Qwest Corp., 6.750%, Maturing 06/15/57	11,605	$200,302
Electronic Equipment, Instruments & Components 0.6%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^(x)	2,625	2,625,000
Wireless Telecommunication Services 0.1%
Digicel International Finance Ltd. (Jamaica)*^	18,040	208,160

Total Preferred Stocks (cost $2,851,623)		3,033,462

	Units
Warrants* 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26 (cost $0)	120,837	32,723

Total Long-Term Investments (cost $565,187,522)		545,232,675

	Shares
Short-Term Investment 2.9%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.478%) (cost $13,121,325)(wa)	13,121,325	13,121,325

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 122.3% (cost $578,308,847)		558,354,000
Options Written*~ (0.0)%
(premiums received $29,907)		(21,658)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 122.3% (cost $578,278,940)		558,332,342
Liabilities in excess of other assets(z) (22.3)%		(101,751,610)

Net Assets 100.0%		$456,580,732

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNY—Bank of New York Mellon
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
GSI—Goldman Sachs International
iBoxx—Bond Market Indices
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
SSB—State Street Bank & Trust Company
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $12,175,953 and 2.7% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $141,805,120 segregated as collateral for amount of $105,000,000 borrowed and outstanding as of April 30, 2025.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wa)	Represents investments in Funds affiliated with the Manager.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Ferrellgas Escrow LLC, 8.956%^03/30/31	03/29/21-07/08/22	$2,635,000	$2,625,000	0.6%
Ferrellgas Partners LP (Class B Stock)*	05/06/15-07/26/24	2,471,168	1,546,768	0.4
GenOn Energy Holdings, Inc. (Class A Stock)*^	02/28/19	984,219	275,610	0.1
Heritage Power LLC*	11/21/23	315,507	1,515,634	0.3
Heritage Power LLC*	11/21/23	—	66,665	0.0
Heritage Power LLC*^	11/21/23	17,531	17,530	0.0
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A, 4.500%, 09/15/26	09/11/20-02/03/21	614,625	527,324	0.1
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A, 6.500%, 09/15/28	10/27/22-05/04/23	908,675	1,171,625	0.3
SLM Corp., Sr. Unsec’d. Notes, 6.500%, 01/31/30	01/29/25	169,621	175,131	0.0
Venator Materials PLC*^	03/08/19-10/19/23	4,596,226	574,250	0.1
Total		$12,712,572	$8,495,537	1.9%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded corporate bond commitment outstanding at April 30, 2025:
Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $279,526)^	284	$279,526	$—	$—
Unfunded loan commitments outstanding at April 30, 2025:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Graftech Global Enterprises, Inc., Delayed Draw Term Loan, 3.750%, Maturity Date 12/21/29 (cost $144,445)	144	$142,278	$—	$(2,167)
SWF Holdings I Corp., Delayed Draw Term Loan, 2.250%, Maturity Date 12/19/29 (cost $142,857)	143	142,143	—	(714)
		$284,421	$—	$(2,881)

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.43.V1, 12/20/29	Put	GSI	05/21/25	$102.00	5.00%(Q)	CDX.NA.HY.43. V1(Q)	2,840	$(8,805)
CDX.NA.HY.43.V1, 12/20/29	Put	GSI	06/18/25	$101.00	5.00%(Q)	CDX.NA.HY.43. V1(Q)	2,500	(12,853)
Total Options Written (premiums received $29,907)								$(21,658)
Futures contracts outstanding at April 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
105	2 Year U.S. Treasury Notes	Jun. 2025	$21,855,586	$99,036
398	5 Year U.S. Treasury Notes	Jun. 2025	43,459,733	611,602
264	10 Year U.S. Treasury Notes	Jun. 2025	29,625,750	604,267
11	20 Year U.S. Treasury Bonds	Jun. 2025	1,282,875	11,034
14	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	1,694,438	(6,577)
				$1,319,362
Forward foreign currency exchange contracts outstanding at April 30, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/02/25	MSI	GBP	1,544	$2,056,814	$2,057,891	$1,077	$—
Euro,
Expiring 05/02/25	BNY	EUR	1,390	1,581,573	1,575,160	—	(6,413)
				$3,638,387	$3,633,051	1,077	(6,413)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/02/25	BOA	GBP	1,544	$2,000,298	$2,057,891	$—	$(57,593)
Expiring 06/03/25	MSI	GBP	1,544	2,057,011	2,058,145	—	(1,134)

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Forward foreign currency exchange contracts outstanding at April 30, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 05/02/25	SSB	EUR	1,390	$1,508,307	$1,575,160	$—	$(66,853)
Expiring 06/03/25	BNY	EUR	1,390	1,584,622	1,578,239	6,383	—
				$7,150,238	$7,269,435	6,383	(125,580)
						$7,460	$(131,993)
Credit default swap agreement outstanding at April 30, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	53,470	4.123%	$2,157,837	$2,246,865	$89,028
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at April 30, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.410%	MSI	06/20/25	23,680	$(259,535)	$—	$(259,535)
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(T)/ 4.410%	MSI	06/20/25	2,720	10,057	—	10,057
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.410%	MSI	06/20/25	(2,730)	(31,175)	—	(31,175)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.410%	GSI	06/20/25	(2,230)	4,618	—	4,618
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.410%	MSI	09/20/25	(1,830)	(22,936)	—	(22,936)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.410%	MSI	12/20/25	(1,160)	(15,649)	—	(15,649)
					$(314,620)	$—	$(314,620)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).